Schedule of Investments (unaudited)
January 31, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
L3Harris Technologies, Inc.	9,115	$ 3,125,078
Textron, Inc.	17,018	1,498,605
		4,623,683
Air Freight & Logistics — 2.4%
Expeditors International of Washington, Inc.	17,984	2,887,151
FedEx Corp.	29,718	9,576,626
United Parcel Service, Inc., Class B	99,568	10,576,113
		23,039,890
Automobile Components — 0.2%
Aptiv PLC(a)(b)	28,045	2,124,409
Automobiles — 2.0%
Ford Motor Co.	529,264	7,346,184
General Motors Co.	125,564	10,547,376
Rivian Automotive, Inc., Class A(a)	101,634	1,499,102
		19,392,662
Banks — 6.1%
Citizens Financial Group, Inc.	39,377	2,479,963
Fifth Third Bancorp	121,469	6,100,173
First Citizens BancShares, Inc., Class A	810	1,676,352
Huntington Bancshares, Inc.	266,733	4,662,493
KeyCorp	126,847	2,729,747
M&T Bank Corp.	20,687	4,583,619
PNC Financial Services Group, Inc. (The)	52,978	11,829,987
Regions Financial Corp.	115,555	3,293,318
Truist Financial Corp.	173,559	8,924,404
U.S. Bancorp	209,365	11,747,470
		58,027,526
Beverages — 1.1%
Constellation Brands, Inc., Class A	20,481	3,209,373
Keurig Dr. Pepper, Inc.	163,668	4,491,050
Monster Beverage Corp.(a)	35,782	2,889,754
		10,590,177
Biotechnology — 1.9%
Biogen, Inc.(a)	19,051	3,427,084
Incyte Corp.(a)	21,816	2,183,127
Regeneron Pharmaceuticals, Inc.	13,593	10,078,530
United Therapeutics Corp.(a)	5,348	2,510,833
		18,199,574
Broadline Retail — 0.6%
Coupang, Inc., Class A(a)	55,760	1,124,121
eBay, Inc.	44,494	4,058,743
		5,182,864
Building Products — 0.5%
Allegion PLC	5,247	867,801
Carlisle Cos., Inc.	2,278	776,547
Carrier Global Corp.	54,727	3,260,635
		4,904,983
Capital Markets — 2.3%
Ameriprise Financial, Inc.	6,425	3,387,196
Bank of New York Mellon Corp. (The)	42,899	5,144,448
Carlyle Group, Inc. (The)	29,320	1,723,430
Northern Trust Corp.	15,797	2,360,546
Raymond James Financial, Inc.	8,883	1,473,334
State Street Corp.	37,558	4,914,840
T Rowe Price Group, Inc.	29,199	3,085,750
		22,089,544
Security	Shares	Value
Chemicals — 2.7%
Air Products & Chemicals, Inc.	29,939	$ 8,158,377
Corteva, Inc.	50,259	3,658,855
Dow, Inc.	94,409	2,600,968
DuPont de Nemours, Inc.	56,481	2,480,646
International Flavors & Fragrances, Inc.	34,409	2,402,092
LyondellBasell Industries NV, Class A	35,238	1,726,662
PPG Industries, Inc.	30,582	3,536,197
RPM International, Inc.	10,714	1,145,969
		25,709,766
Commercial Services & Supplies — 0.1%
Veralto Corp.	11,846	1,172,517
Communications Equipment — 0.2%
F5, Inc.(a)	5,316	1,465,143
Construction & Engineering — 0.1%
AECOM	5,332	514,165
MasTec, Inc.(a)	3,004	722,402
		1,236,567
Construction Materials — 0.8%
CRH PLC	38,916	4,763,708
Martin Marietta Materials, Inc.	3,730	2,431,773
		7,195,481
Consumer Finance — 0.2%
Synchrony Financial	28,560	2,074,313
Consumer Staples Distribution & Retail — 2.9%
Dollar General Corp.	29,610	4,246,962
Dollar Tree, Inc.(a)	26,613	3,129,423
Kroger Co. (The)	82,723	5,199,141
Performance Food Group Co.(a)	20,961	2,000,727
Sysco Corp.	64,464	5,405,306
Target Corp.	61,157	6,450,229
U.S. Foods Holding Corp.(a)	17,814	1,489,607
		27,921,395
Containers & Packaging — 0.9%
Amcor PLC	61,606	2,726,065
International Paper Co.	27,008	1,088,963
Packaging Corp. of America	7,775	1,730,326
Smurfit WestRock PLC	69,679	2,900,737
		8,446,091
Distributors — 0.3%
Genuine Parts Co.	18,681	2,596,472
Diversified REITs — 0.2%
WP Carey, Inc.	29,494	2,057,206
Electric Utilities — 5.0%
Alliant Energy Corp.	34,369	2,265,261
American Electric Power Co., Inc.	69,401	8,312,505
Edison International	51,680	3,218,630
Entergy Corp.	37,922	3,636,340
Evergy, Inc.	31,136	2,389,065
Eversource Energy	47,322	3,271,370
Exelon Corp.	136,020	6,090,976
FirstEnergy Corp.	69,515	3,290,840
NRG Energy, Inc.	13,755	2,099,426
PG&E Corp.	294,961	4,548,299
PPL Corp.	65,392	2,370,460
Xcel Energy, Inc.	79,854	6,073,695
		47,566,867

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 0.7%
Emerson Electric Co.	31,531	$ 4,633,796
Rockwell Automation, Inc.	5,218	2,200,169
		6,833,965
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	17,736	2,241,653
Flex Ltd.(a)	19,559	1,232,999
Jabil, Inc.	5,733	1,359,810
Keysight Technologies, Inc.(a)	7,802	1,687,807
TE Connectivity PLC	14,905	3,320,536
Teledyne Technologies, Inc.(a)	2,517	1,561,295
Zebra Technologies Corp., Class A(a)	3,013	707,995
		12,112,095
Energy Equipment & Services — 2.0%
Baker Hughes Co., Class A	58,814	3,295,937
Halliburton Co.	115,718	3,878,867
SLB Ltd.	199,849	9,668,695
TechnipFMC PLC	36,702	2,045,035
		18,888,534
Entertainment — 1.4%
Electronic Arts, Inc.	21,534	4,391,213
TKO Group Holdings, Inc., Class A	3,811	772,033
Warner Bros Discovery, Inc., Class A(a)	305,315	8,408,375
		13,571,621
Financial Services — 2.6%
Apollo Global Management, Inc.	31,449	4,231,148
Block, Inc., Class A(a)	22,016	1,330,427
Corpay, Inc.(a)	5,140	1,617,198
Equitable Holdings, Inc.	34,580	1,604,512
Fidelity National Information Services, Inc.	52,231	2,885,763
Fiserv, Inc.(a)	73,062	4,656,241
Global Payments, Inc.	33,236	2,384,351
PayPal Holdings, Inc.	72,799	3,835,779
Rocket Cos., Inc., Class A	118,903	2,131,931
		24,677,350
Food Products — 3.2%
Archer-Daniels-Midland Co.	61,165	4,117,016
Bunge Global SA	18,224	2,075,349
General Mills, Inc.	71,798	3,321,376
Hershey Co. (The)	19,921	3,879,615
Kraft Heinz Co. (The)	117,218	2,782,755
McCormick & Co., Inc., NVS	25,374	1,568,874
Mondelez International, Inc., Class A	174,555	10,206,231
Tyson Foods, Inc., Class A	36,709	2,398,199
		30,349,415
Gas Utilities — 0.3%
Atmos Energy Corp.	14,288	2,376,666
Ground Transportation — 1.8%
CSX Corp.	251,635	9,501,737
JB Hunt Transport Services, Inc.	4,236	858,722
Norfolk Southern Corp.	14,900	4,339,476
Old Dominion Freight Line, Inc.	11,799	2,043,587
		16,743,522
Health Care Equipment & Supplies — 1.8%
Becton Dickinson & Co.	38,687	7,872,031
Cooper Cos., Inc. (The)(a)	14,782	1,202,959
GE HealthCare Technologies, Inc.	46,076	3,638,622
Hologic, Inc.(a)	30,246	2,266,333
Zimmer Biomet Holdings, Inc.	26,822	2,335,391
		17,315,336
Security	Shares	Value
Health Care Providers & Services — 3.8%
Cardinal Health, Inc.	13,831	$ 2,972,005
Centene Corp.(a)	63,156	2,735,918
Cigna Group (The)	34,738	9,522,033
Elevance Health, Inc.	29,934	10,349,381
Humana, Inc.	16,203	3,162,826
Labcorp Holdings, Inc.	11,291	3,065,732
Quest Diagnostics, Inc.	14,955	2,797,034
Tenet Healthcare Corp.(a)	7,360	1,393,101
		35,998,030
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	25,279	3,270,344
Carnival Corp.(a)	94,004	2,822,000
Darden Restaurants, Inc.	10,456	2,084,404
Expedia Group, Inc.	11,610	3,074,792
Las Vegas Sands Corp.	17,122	902,843
Marriott International, Inc., Class A	14,129	4,454,874
Yum! Brands, Inc.	14,211	2,209,811
		18,819,068
Household Durables — 1.7%
DR Horton, Inc.	35,590	5,297,216
Garmin Ltd.	6,791	1,369,337
Lennar Corp., Class A	28,734	3,142,063
Lennar Corp., Class B	1,278	129,410
NVR, Inc.(a)	355	2,710,684
PulteGroup, Inc.	26,227	3,280,736
		15,929,446
Household Products — 1.6%
Church & Dwight Co., Inc.	15,277	1,470,411
Clorox Co. (The)	16,719	1,885,736
Colgate-Palmolive Co.	77,031	6,955,129
Kimberly-Clark Corp.	44,943	4,493,851
		14,805,127
Insurance — 6.3%
Aflac, Inc.	63,484	7,043,550
Allstate Corp. (The)	19,535	3,887,270
American International Group, Inc.	50,734	3,798,962
Arch Capital Group Ltd.(a)	50,179	4,819,191
Cincinnati Financial Corp.	20,866	3,357,131
Fidelity National Financial, Inc., Class A	34,691	1,886,843
Hartford Insurance Group, Inc. (The)	38,087	5,144,030
Loews Corp.	15,010	1,584,606
Markel Group, Inc.(a)	847	1,728,422
MetLife, Inc.	74,483	5,875,219
Principal Financial Group, Inc.	30,161	2,856,850
Prudential Financial, Inc.	47,161	5,240,059
Travelers Cos., Inc. (The)	30,273	8,612,971
W. R. Berkley Corp.(b)	23,345	1,601,000
Willis Towers Watson PLC	7,652	2,429,280
		59,865,384
Interactive Media & Services — 0.1%
Pinterest, Inc., Class A(a)	41,138	910,384
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	65,136	5,345,060
CoreWeave, Inc., Class A(a)(b)	12,348	1,150,710
GoDaddy, Inc., Class A(a)	10,208	1,026,108
Twilio, Inc., Class A(a)	7,919	953,923
		8,475,801
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	24,068	3,221,502

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(a)	14,113	$ 2,043,703
IQVIA Holdings, Inc.(a)	14,794	3,404,839
Mettler-Toledo International, Inc.(a)	1,174	1,612,184
Waters Corp.(a)	3,204	1,187,787
West Pharmaceutical Services, Inc.	3,264	754,376
		12,224,391
Machinery — 3.8%
Cummins, Inc.	8,627	4,993,480
Dover Corp.	9,172	1,848,066
Fortive Corp.	32,378	1,709,882
Illinois Tool Works, Inc.	38,969	10,181,041
Ingersoll Rand, Inc.(b)	30,337	2,611,712
Otis Worldwide Corp.	39,789	3,398,777
PACCAR, Inc.	69,279	8,515,082
Pentair PLC	8,131	856,764
Snap-on, Inc.	4,685	1,715,225
		35,830,029
Media — 1.3%
Charter Communications, Inc., Class A(a)(b)	12,259	2,526,825
Fox Corp., Class A, NVS	27,063	1,969,645
Fox Corp., Class B	17,984	1,179,211
News Corp., Class A, NVS	51,658	1,396,316
News Corp., Class B	14,226	442,429
Omnicom Group, Inc.	43,453	3,347,619
Paramount Skydance Corp., Class B, NVS	118,734	1,331,008
		12,193,053
Metals & Mining — 2.9%
Freeport-McMoRan, Inc.	64,760	3,900,495
Newmont Corp.	147,852	16,611,172
Nucor Corp.	19,525	3,469,983
Reliance, Inc.	4,892	1,611,914
Steel Dynamics, Inc.	9,987	1,793,366
		27,386,930
Multi-Utilities — 4.1%
Ameren Corp.	22,679	2,342,287
CenterPoint Energy, Inc.	61,653	2,447,008
CMS Energy Corp.	30,035	2,147,202
Consolidated Edison, Inc.	48,545	5,176,353
Dominion Energy, Inc.	115,043	6,922,137
DTE Energy Co.	27,763	3,730,792
NiSource, Inc.	35,470	1,570,966
Public Service Enterprise Group, Inc.	45,028	3,708,506
Sempra	87,836	7,642,611
WEC Energy Group, Inc.	29,008	3,210,315
		38,898,177
Oil, Gas & Consumable Fuels — 8.6%
Cheniere Energy, Inc.	28,994	6,132,811
Coterra Energy, Inc.	62,381	1,799,692
Devon Energy Corp.	82,432	3,314,591
Diamondback Energy, Inc.	25,559	4,190,398
EOG Resources, Inc.	73,390	8,229,221
EQT Corp.	29,203	1,685,889
Expand Energy Corp.	15,586	1,752,022
Kinder Morgan, Inc.	265,114	8,083,326
Marathon Petroleum Corp.	38,922	6,857,667
Occidental Petroleum Corp.	88,224	4,004,487
ONEOK, Inc.	83,639	6,623,372
Phillips 66	33,864	4,861,516
Targa Resources Corp.	29,181	5,864,797
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	40,972	$ 7,433,550
Williams Cos., Inc. (The)	163,645	11,006,763
		81,840,102
Passenger Airlines — 1.2%
Delta Air Lines, Inc.	87,712	5,779,344
Southwest Airlines Co.	25,622	1,217,557
United Airlines Holdings, Inc.(a)	44,018	4,503,922
		11,500,823
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	24,109	2,779,286
Kenvue, Inc.	234,043	4,072,348
		6,851,634
Pharmaceuticals — 0.5%
Royalty Pharma PLC, Class A	47,681	1,987,344
Zoetis, Inc., Class A	22,675	2,830,294
		4,817,638
Professional Services — 0.8%
Jacobs Solutions, Inc.	9,796	1,325,007
Leidos Holdings, Inc.	8,349	1,571,950
Paychex, Inc.	21,628	2,230,496
SS&C Technologies Holdings, Inc.	29,152	2,387,257
		7,514,710
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	14,128	2,406,422
Residential REITs — 1.2%
AvalonBay Communities, Inc.	12,597	2,238,109
Equity Residential	33,666	2,098,065
Essex Property Trust, Inc.	5,659	1,425,332
Invitation Homes, Inc.	47,739	1,276,064
Mid-America Apartment Communities, Inc.	15,776	2,118,717
Sun Communities, Inc.	14,838	1,890,806
		11,047,093
Retail REITs — 1.7%
Kimco Realty Corp.	92,204	1,943,660
Realty Income Corp.	86,553	5,293,582
Simon Property Group, Inc.	43,736	8,367,134
		15,604,376
Semiconductors & Semiconductor Equipment — 0.9%
NXP Semiconductors NV	23,324	5,274,490
ON Semiconductor Corp.(a)	40,261	2,411,231
Qnity Electronics, Inc.	9,707	933,619
		8,619,340
Software — 1.4%
Circle Internet Group, Inc., Class A(a)(b)	1,875	119,869
Docusign, Inc.(a)	13,957	733,301
Gen Digital, Inc.	53,886	1,292,725
Roper Technologies, Inc.	6,415	2,381,441
Strategy, Inc., Class A(a)	36,133	5,409,471
Trimble, Inc.(a)	10,729	725,280
Zoom Communications, Inc., Class A(a)	32,368	2,981,093
		13,643,180
Specialized REITs — 2.2%
Crown Castle, Inc.	22,259	1,932,304
Digital Realty Trust, Inc.	18,846	3,127,494
Extra Space Storage, Inc.	19,890	2,744,223
Iron Mountain, Inc.	14,021	1,291,755
Public Storage	15,460	4,269,897
SBA Communications Corp.	7,596	1,398,499

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	142,035	$ 3,988,343
Weyerhaeuser Co.	93,663	2,414,632
		21,167,147
Specialty Retail — 1.2%
Best Buy Co., Inc.	26,587	1,730,814
Ross Stores, Inc.	21,523	4,060,314
Tractor Supply Co.	26,390	1,342,723
Ulta Beauty, Inc.(a)	3,389	2,193,903
Williams-Sonoma, Inc.	9,137	1,869,887
		11,197,641
Technology Hardware, Storage & Peripherals — 1.5%
Dell Technologies, Inc., Class C	18,201	2,082,922
Hewlett Packard Enterprise Co.	176,986	3,808,739
HP, Inc.	126,799	2,464,973
NetApp, Inc.	17,375	1,674,081
Western Digital Corp.	17,315	4,332,732
		14,363,447
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.(a)	14,198	2,477,551
NIKE, Inc., Class B	88,109	5,446,017
Tapestry, Inc.	14,392	1,826,489
		9,750,057
Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc.	11,440	2,888,142
United Rentals, Inc.	2,576	2,014,587
Watsco, Inc.	2,836	1,095,972
		5,998,701
Security	Shares	Value
Water Utilities — 0.2%
American Water Works Co., Inc.	16,809	$ 2,170,546
Total Long-Term Investments — 99.9% (Cost: $784,924,539)		948,314,311
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	4,714,821	4,717,178
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	1,038,635	1,038,635
Total Short-Term Securities — 0.6% (Cost: $5,754,177)		5,755,813
Total Investments — 100.5% (Cost: $790,678,716)		954,070,124
Liabilities in Excess of Other Assets — (0.5)%		(4,566,144)
Net Assets — 100.0%		$ 949,503,980

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,134,200	$ —	$ (4,416,772)(a)	$ 211	$ (461)	$ 4,717,178	4,714,821	$ 65,548 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	564,701	473,934 (a)	—	—	—	1,038,635	1,038,635	31,082	—
				$ 211	$ (461)	$ 5,755,813		$ 96,630	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	4	03/20/26	$ 350	$ 8,011
S&P Mid 400 E-Mini Index	2	03/20/26	690	5,575
				$ 13,586
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 948,314,311	$ —	$ —	$ 948,314,311
Short-Term Securities
Money Market Funds	5,755,813	—	—	5,755,813
	$ 954,070,124	$ —	$ —	$ 954,070,124
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 13,586	$ —	$ —	$ 13,586

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust